Intangible Assets, Net - Summary of Intangible Assets (Detail) - Groop Internet Platform Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets with finite lives	$ 5,490	$ 0
Accumulated amortization	295	0
Intangible assets, net	5,195	0
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with finite lives	3,201	0
Accumulated amortization	75	0
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with finite lives	1,350	0
Accumulated amortization	170	0
Non-Competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets with finite lives	939	0
Accumulated amortization	$ 50	$ 0